State Street Bank and Trust Company
Fund Administration Legal Division
4 Copley Place, 5th floor
Boston, MA 02116

August 25, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:	Office of Filings, Information & Consumer Service

Re:	North American Government Bond Fund, Inc. (the “Fund”)
File Nos. 811-07292; 033-53598

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Fund this letter as certification that the Statutory Prospectus and Statement of Additional Information for the Fund, each dated August 24, 2010, do not differ from those contained in Post-Effective Amendment No. 26 to the Fund’s Registration Statement on Form N-1A that was filed electronically via EDGAR on August 24, 2010 (Accession # 0000891804-10-004147).

If you have any questions, please contact me at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Vice President and Managing Counsel